Income Taxes (Statutory Rate and Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense (Benefit) [Abstract]
Income taxes at The Netherlands statutory rate amounts	$ 24,053	$ 44,146	$ 43,944
Income taxes at The Netherlands statutory rate, rate	25.00%	25.50%	25.50%
Earnings of subsidiaries taxed at different rates, amounts	3,204	7,710	4,710
Earnings of subsidiaries taxed at different rates, rate	3.30%	4.50%	2.70%
Tax impact from permanent items, amounts	5,989	3,295	0
Tax impact from permanent items, rate	6.20%	1.90%	0.00%
Tax impact from tax exempt income, amounts	(23,382)	(10,283)	(11,039)
Tax impact from tax exempt income, rate	(24.30%)	(6.00%)	(6.40%)
Tax contingencies, net, amounts	(1,675)	(1,269)	1,774
Tax contingencies, net, rate	(1.70%)	(0.70%)	1.00%
Taxes due to changes in tax rates, amounts	(3,521)	(1,400)	(3,671)
Taxes due to changes in tax rates, rate	(3.70%)	(0.80%)	(2.00%)
Restructuring, amount	0	(12,903)	0
Restructuring, rate	0.00%	(7.50%)	0.00%
Income Tax Reconciliation, Prior Year Income Taxes	(2,632)	476	912
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes	(2.70%)	0.30%	0.50%
Other items, net, amounts	(773)	(962)	(2,067)
Other items, net, rate	(0.80%)	(0.60%)	(1.20%)
Total provision for income taxes, amount	$ 1,263	$ 28,810	$ 34,563
Total provision for income taxes, rate	1.30%	16.60%	20.10%